UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3855

Fidelity Advisor Series VIII
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2006

Item 1. Reports to Stockholders

Fidelity® Advisor Latin America Fund - Class A, Class T, Class B and Class C

Semiannual Report April 30, 2006

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	6	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	7	A complete list of the fund’s investments
		with their market values.
Financial Statements	11	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	20	Notes to the financial statements.
Board Approval of	29
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended
June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commis sion’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc.
and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general informa tion of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio hold ings, view the most recent quarterly holdings report, semiannual report, or annual report on
Fidelity’s web site at http://www.advisor.fidelity.com.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report 2

Chairman’s Message

(photograph of Edward C. Johnson 3d)
Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, how ever, a number of time tested, funda mental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets’ inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets’ best days can significantly diminish investor returns. Patience also affords the benefits of compounding of earn ing interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn’t elimi nate risk, it can considerably lessen the effect of short term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversifica tion should be taken into account. Stud ies indicate that asset allocation is the single most important determinant of a portfolio’s long term success. The right mix of stocks, bonds and cash aligned to your particular risk tolerance and investment objective is very important. Age appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities which histori cally have been the best performing asset class over time is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more stable fixed invest ments (bonds or savings plans).

A third investment principle invest ing regularly can help lower the average cost of your purchases. Invest ing a certain amount of money each month or quarter helps ensure you won’t pay for all your shares at market highs. This strategy known as dollar cost averaging also reduces unconstruc tive “emotion” from investing, helping shareholders avoid selling weak per formers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d
Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2005 to April 30, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semiannual Report 4

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	November 1, 2005
	November 1, 2005	April 30, 2006	to April 30, 2006
Class A
Actual	$1,000.00	$1,408.10	$8.96
HypotheticalA	$1,000.00	$1,017.36	$7.50
Class T
Actual	$1,000.00	$1,405.60	$10.44
HypotheticalA	$1,000.00	$1,016.12	$8.75
Class B
Actual	$1,000.00	$1,402.00	$13.40
HypotheticalA	$1,000.00	$1,013.64	$11.23
Class C
Actual	$1,000.00	$1,402.10	$13.40
HypotheticalA	$1,000.00	$1,013.64	$11.23
Institutional Class
Actual	$1,000.00	$1,408.80	$7.47
HypotheticalA	$1,000.00	$1,018.60	$6.26

A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one year period).

Annualized
Expense Ratio
Class A	1.50%
Class T	1.75%
Class B	2.25%
Class C	2.25%
Institutional Class	1.25%

5 Semiannual Report

Investment Changes

Top Five Stocks as of April 30, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
America Movil SA de CV Series L sponsored
ADR (Mexico, Wireless Telecommunication
Services)	9.1	8.9
Petroleo Brasileiro SA Petrobras (PN) (non vtg.)
(Brazil, Oil, Gas & Consumable Fuels)	5.9	5.8
Cemex SA de CV sponsored ADR (Mexico,
Construction Materials)	5.3	5.5
Petroleo Brasileiro SA Petrobras sponsored ADR
(Brazil, Oil, Gas & Consumable Fuels)	4.2	4.3
Uniao de Bancos Brasileiros SA (Unibanco) GDR
(Brazil, Commercial Banks)	3.8	3.5
	28.3
Top Five Market Sectors as of April 30, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Materials	31.6	28.8
Telecommunication Services	14.6	16.5
Financials	14.2	13.8
Energy	10.2	10.7
Consumer Staples	8.4	9.3
Top Five Countries as of April 30, 2006
(excluding cash equivalents)	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Brazil	54.1	52.1
Mexico	32.0	33.6
Chile	5.7	4.2
Canada	2.4	1.6
United States of America	0.8	2.3
Percentages are adjusted for the effect of open futures contracts, if applicable.

Semiannual Report 6

Investments April 30, 2006 (Unaudited)
Showing Percentage of Net Assets

Common Stocks 96.4%
	Shares	Value (Note 1)

Argentina – 0.1%
Banco Macro Bansud SA sponsored ADR	5,100	$118,167
Brazil – 54.1%
AES Tiete SA (PN) (non-vtg.)	14,100,000	396,921
Aracruz Celulose SA (PN B) sponsored ADR (non-vtg.)	27,504	1,514,920
Arcelor Brasil SA	38,046	700,032
Banco Bradesco SA:
(PN)	57,428	2,192,831
(PN) sponsored ADR (non-vtg.) (d)	103,500	3,940,245
Banco Itau Holding Financeira SA:
(PN) (non-vtg.)	108,290	3,473,375
sponsored ADR (non-vtg.)	63,300	2,012,940
Banco Nossa Caixa SA	31,300	706,387
Companhia de Bebidas das Americas (AmBev):
(PN) sponsored ADR	34,400	1,592,720
sponsored ADR	2,460	100,737
Companhia de Concessoes Rodoviarias	36,700	321,103
Companhia de Saneamento de Minas Minas Gerais	34,000	342,118
Companhia Energetica de Minas Gerais (CEMIG) (PN)
sponsored ADR (non-vtg.)	8,300	393,337
Companhia Siderurgica Nacional SA (CSN) sponsored
ADR (d)	102,000	3,591,420
Companhia Vale do Rio Doce:
(PN A)	8,300	370,259
(PN A) sponsored ADR (non-vtg.)	81,400	3,620,672
sponsored ADR	79,500	4,095,840
Confab Industrial SA (PN) (non-vtg.)	168,097	370,506
Cosan SA Industria E Comercio	8,100	636,512
CSU Cardsystem SA sponsored ADR (a)(e)	2,667	68,142
Diagnosticos Da America SA (a)	29,000	740,632
Duratex SA (PN)	29,200	625,414
Embraer – Empresa Brasileira de Aeronautica SA sponsored
ADR	29,100	1,129,953
Embratel Participacoes SA sponsored ADR (d)	98,300	1,304,441
Energias do Brasil SA	24,000	350,743
Gafisa SA (a)	34,100	351,457
Gerdau SA	9,400	124,943
Gerdau SA sponsored ADR	88,952	1,538,870
Klabin Industria de Papel e Celulose (PN) (non-vtg.)	189,900	479,527
Localiza Rent a Car SA	4,900	103,306
Lojas Renner SA	16,500	944,777
Natura Cosmeticos SA	29,900	380,233
Perdigao SA (ON)	32,900	325,532

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)

Brazil – continued
Petroleo Brasileiro SA Petrobras:
(ON)	7,500	$183,313
(PN) (non-vtg.)	120,600	2,677,239
(PN) sponsored ADR (non-vtg.)	54,100	4,808,949
sponsored ADR	54,200	5,356,586
Submarino SA	37,000	1,001,677
TAM SA:
(PN) (ltd. vtg.)	69,000	1,782,032
(PN) sponsored ADR (ltd. vtg.)	10,800	271,620
Tele Norte Leste Participacoes SA	8,500	346,191
Tele Norte Leste Participacoes SA sponsored ADR (non-vtg.)	57,068	1,037,496
Totvs SA	25,800	500,671
Tractebel Energia SA	66,100	544,763
Uniao de Bancos Brasileiros SA (Unibanco):
unit	7,400	117,365
GDR	60,600	4,808,610
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A)
(non-vtg.)	104,500	3,965,692
Votorantim Celulose e Papel SA:
(PN) (non-vtg.)	3,180	51,288
sponsored ADR (non-vtg.)	139,450	2,243,751
TOTAL BRAZIL		68,538,088

Canada 2.4%
Gerdau AmeriSteel Corp.	189,500	1,996,699
Glamis Gold Ltd. (a)	14,800	579,424
Meridian Gold, Inc. (a)	14,400	468,708
TOTAL CANADA		3,044,831

Cayman Islands – 0.4%
Apex Silver Mines Ltd. (a)	25,091	534,438
Chile – 5.7%
Compania Acero del Pacifico SA	138,762	1,962,482
Compania de Telecomunicaciones de Chile SA sponsored ADR	42,200	370,516
Compania Sudamericana de Vapores	201,269	274,093
Empresa Nacional de Electricidad SA sponsored ADR	30,400	922,032
Enersis SA sponsored ADR	58,425	713,369
Inversiones Aguas Metropolitanas SA ADR (a)(e)	44,900	1,091,070
Lan Airlines SA sponsored ADR	46,400	1,763,200
Vina Concha y Toro SA sponsored ADR	5,485	148,918
TOTAL CHILE		7,245,680

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 8

Common Stocks continued
	Shares	Value (Note 1)

Mexico – 32.0%
Alfa SA de CV Series A	61,700	$310,403
Alsea SA de CV	91,200	387,357
America Movil SA de CV Series L sponsored ADR	313,300	11,563,904
AXTEL SA de CV unit	80,001	180,017
Cemex SA de CV sponsored ADR	99,644	6,727,963
Consorcio ARA SA de CV	51,200	270,812
Corporacion Geo SA de CV Series B (a)	271,700	1,018,714
Fomento Economico Mexicano SA de CV sponsored ADR	35,821	3,327,054
Gruma SA de CV Series B	144,900	454,116
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	30,200	1,005,056
Grupo Mexico SA de CV Series B	774,398	2,713,184
Grupo Modelo SA de CV Series C	107,200	408,621
Grupo Televisa SA de CV	54,000	229,552
Grupo Televisa SA de CV (CPO) sponsored ADR	136,856	2,901,347
Industrias Penoles SA de CV	108,600	980,621
Sare Holding SA de CV Series B (a)	287,200	338,180
Telefonos de Mexico SA de CV Series L sponsored ADR	169,702	3,731,747
Urbi, Desarrollos Urbanos, SA de CV (a)	90,400	739,490
Wal-Mart de Mexico SA de CV Series V	1,122,790	3,201,231
TOTAL MEXICO		40,489,369

Peru 0.5%
Compania de Minas Buenaventura SA sponsored ADR	20,800	632,112
Spain – 0.4%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	22,000	485,320
United States of America – 0.8%
Southern Copper Corp. (d)	10,300	1,020,215
TOTAL COMMON STOCKS
(Cost $85,525,467)		122,108,220

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments (Unaudited) continued

Money Market Funds 8.2%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 4.8% (b)	5,043,397	$5,043,397
Fidelity Securities Lending Cash Central Fund,
4.83% (b)(c)	5,281,225	5,281,225
TOTAL MONEY MARKET FUNDS
(Cost $10,324,622)		10,324,622
TOTAL INVESTMENT PORTFOLIO 104.6%
(Cost $95,850,089)		132,432,842

NET OTHER ASSETS – (4.6)%		(5,826,483)
NET ASSETS 100%		$126,606,359

Legend
(a) Non-income producing
(b) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

(c) Investment made with cash collateral
received from securities on loan.
(d) Security or a portion of the security is on
loan at period end.
(e) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $1,159,212 or
0.9% of net assets.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$71,691
Fidelity Securities Lending Cash Central Fund	24,960
Total	$96,651

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 10

Financial Statements

Statement of Assets and Liabilities
	April 30, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities
loaned of $5,283,246) See accompanying
schedule:
Unaffiliated issuers (cost $85,525,467)	$122,108,220
Affiliated Central Funds (cost $10,324,622)	10,324,622
Total Investments (cost $95,850,089)		$132,432,842
Cash		241,735
Receivable for investments sold		624,831
Receivable for fund shares sold		1,360,461
Dividends receivable		527,569
Interest receivable		21,857
Prepaid expenses		88
Receivable from investment adviser for expense
reductions		16,779
Other affiliated receivables		172
Other receivables		13,216
Total assets		135,239,550

Liabilities
Payable for investments purchased	$3,029,169
Payable for fund shares redeemed	119,510
Accrued management fee	69,963
Distribution fees payable	52,857
Other affiliated payables	32,556
Other payables and accrued expenses	47,911
Collateral on securities loaned, at value	5,281,225
Total liabilities		8,633,191

Net Assets		$126,606,359
Net Assets consist of:
Paid in capital		$88,451,728
Undistributed net investment income		749,302
Accumulated undistributed net realized gain (loss) on
investments and foreign currency transactions		818,984
Net unrealized appreciation (depreciation) on
investments and assets and liabilities in foreign
currencies		36,586,345
Net Assets		$126,606,359

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Financial Statements continued

Statement of Assets and Liabilities continued
April 30, 2006 (Unaudited)
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share
($49,286,029 ÷ 1,327,344 shares)	$37.13
Maximum offering price per share (100/94.25 of $37.13)	$39.40
Class T:
Net Asset Value and redemption price per share
($25,660,151 ÷ 695,656 shares)	$36.89
Maximum offering price per share (100/96.50 of $36.89)	$38.23
Class B:
Net Asset Value and offering price per share
($16,721,451 ÷ 460,574 shares)A	$36.31
Class C:
Net Asset Value and offering price per share
($26,723,533 ÷ 738,653 shares)A	$36.18
Institutional Class:
Net Asset Value, offering price and redemption price per
share ($8,215,195 ÷ 217,452 shares)	$37.78
A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 12

Statement of Operations
	Six months ended April 30, 2006 (Unaudited)

Investment Income
Dividends		$1,660,956
Interest		121
Income from affiliated Central Funds		96,651
		1,757,728
Less foreign taxes withheld		(97,214)
Total income		1,660,514

Expenses
Management fee	$292,280
Transfer agent fees	131,061
Distribution fees	224,757
Accounting and security lending fees	25,182
Independent trustees’ compensation	137
Custodian fees and expenses	60,013
Registration fees	59,203
Audit	24,038
Legal	175
Miscellaneous	3,631
Total expenses before reductions	820,477
Expense reductions	(104,023)	716,454

Net investment income (loss)		944,060
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	948,417
Foreign currency transactions	(29,528)
Total net realized gain (loss)		918,889
Change in net unrealized appreciation (depreciation) on:
Investment securities	23,390,764
Assets and liabilities in foreign currencies	2,508
Total change in net unrealized appreciation
(depreciation)		23,393,272
Net gain (loss)		24,312,161
Net increase (decrease) in net assets resulting from
operations		$25,256,221

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Financial Statements continued

Statement of Changes in Net Assets
	Six months ended	Year ended
	April 30, 2006	October 31,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$944,060	$412,836
Net realized gain (loss)	918,889	1,459,060
Change in net unrealized appreciation (depreciation) .	23,393,272	10,529,164
Net increase (decrease) in net assets resulting
from operations	25,256,221	12,401,060
Distributions to shareholders from net investment income .	(538,510)	(118,538)
Distributions to shareholders from net realized gain	(1,061,609)	—
Total distributions	(1,600,119)	(118,538)
Share transactions - net increase (decrease)	56,957,136	20,231,894
Redemption fees	53,180	57,593
Total increase (decrease) in net assets	80,666,418	32,572,009

Net Assets
Beginning of period	45,939,941	13,367,932
End of period (including undistributed net investment
income of $749,302 and undistributed net invest-
ment income of $389,525, respectively)	$126,606,359	$45,939,941

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 14

Financial Highlights Class A
Six months ended
	April 30, 2006		Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning
of period	$27.16	$16.72	$12.49	$8.29	$9.62	$13.26
Income from Investment
Operations
Net investment income
(loss)E	.43	.42	.24	.12	.09	.14F
Net realized and unre
alized gain (loss)	10.41	10.14	4.09	4.17	(1.30)	(3.70)
Total from investment
operations	10.84	10.56	4.33	4.29	(1.21)	(3.56)
Distributions from net
investment income	(.34)	(.17)	(.11)	(.09)	(.12)	—
Distributions from net
realized gain	(.55)	—	—	—	—	(.08)
Total distributions	(.89)	(.17)	(.11)	(.09)	(.12)	(.08)
Redemption fees added to
paid in capitalE	.02	.05	.01	—	—	—
Net asset value, end of
period	$37.13	$27.16	$16.72	$12.49	$8.29	$9.62
Total ReturnB,C,D	40.81%	63.94%	34.98%	52.29%	(12.87)%	(26.97)%
Ratios to Average Net AssetsG
Expenses before
reductions	1.73%A	1.93%	3.07%	5.92%	5.99%	4.96%
Expenses net of fee
waivers, if any	1.50%A	1.56%	2.02%	2.02%	2.15%	2.11%
Expenses net of all
reductions	1.46%A	1.50%	1.98%	2.02%	2.12%	2.05%
Net investment income
(loss)	2.62%A	1.88%	1.63%	1.22%	.86%	1.22%
Supplemental Data
Net assets, end of
period (000 omitted)	$49,286	$13,736	$1,954	$918	$428	546
Portfolio turnover rate .	28%A	42%	71%	67%	132%	111%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Investment income per share reflects a special dividend which amounted to $.06 per share.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Financial Highlights Class T
Six months ended
	April 30, 2006		Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning
of period	$26.98	$16.63	$12.44	$8.24	$9.57	$13.21
Income from Investment
Operations
Net investment income
(loss)E	.39	.36	.20	.10	.06	.11F
Net realized and unre
alized gain (loss)	10.33	10.09	4.07	4.16	(1.30)	(3.67)
Total from investment
operations	10.72	10.45	4.27	4.26	(1.24)	(3.56)
Distributions from net
investment income	(.28)	(.15)	(.09)	(.06)	(.09)	—
Distributions from net
realized gain	(.55)	—	—	—	—	(.08)
Total distributions	(.83)	(.15)	(.09)	(.06)	(.09)	(.08)
Redemption fees added to
paid in capitalE	.02	.05	.01	—	—	—
Net asset value, end of
period	$36.89	$26.98	$16.63	$12.44	$8.24	$9.57
Total ReturnB,C,D	40.56%	63.57%	34.59%	52.06%	(13.18)% (27.07)%
Ratios to Average Net AssetsG
Expenses before
reductions	1.99%A	2.26%	3.47%	6.58%	6.65%	5.48%
Expenses net of fee
waivers, if any	1.75%A	1.82%	2.27%	2.27%	2.40%	2.36%
Expenses net of all
reductions	1.71%A	1.77%	2.23%	2.27%	2.37%	2.30%
Net investment income
(loss)	2.37%A	1.61%	1.38%	.97%	.61%	.97%
Supplemental Data
Net assets, end of
period (000 omitted)	$25,660	$9,144	$2,585	$1,315	$836	$1,124
Portfolio turnover rate .	28%A	42%	71%	67%	132%	111%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Investment income per share reflects a special dividend which amounted to $.06 per share.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 16

Financial Highlights Class B
Six months ended
	April 30, 2006		Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning
of period	$26.54	$16.40	$12.29	$8.13	$9.44	$13.08
Income from Investment
Operations
Net investment income
(loss)E	.30	.24	.13	.05	.01	.05F
Net realized and unre
alized gain (loss)	10.17	9.95	4.02	4.12	(1.28)	(3.61)
Total from investment
operations	10.47	10.19	4.15	4.17	(1.27)	(3.56)
Distributions from net
investment income	(.17)	(.10)	(.05)	(.01)	(.04)	—
Distributions from net
realized gain	(.55)	—	—	—	—	(.08)
Total distributions	(.72)	(.10)	(.05)	(.01)	(.04)	(.08)
Redemption fees added to
paid in capitalE	.02	.05	.01	—	—	—
Net asset value, end of
period	$36.31	$26.54	$16.40	$12.29	$8.13	$9.44
Total ReturnB,C,D	40.20%	62.73%	33.95%	51.35%	(13.56)%	(27.34)%

Ratios to Average Net AssetsG
Expenses before
reductions	2.50%A	2.73%	3.67%	6.80%	6.90%	5.81%
Expenses net of fee
waivers, if any	2.25%A	2.34%	2.77%	2.77%	2.90%	2.86%
Expenses net of all
reductions	2.21%A	2.28%	2.73%	2.77%	2.87%	2.80%
Net investment income
(loss)	1.88%A	1.10%	.88%	.47%	.11%	.46%
Supplemental Data
Net assets, end of
period (000 omitted)	$16,721	$8,998	$3,222	$1,513	$814	$1,003
Portfolio turnover rate .	28%A	42%	71%	67%	132%	111%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Investment income per share reflects a special dividend which amounted to $.06 per share.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Financial Highlights Class C
Six months ended
	April 30, 2006		Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning
of period	$26.48	$16.35	$12.25	$8.11	$9.43	$13.07
Income from Investment
Operations
Net investment income
(loss)E	.30	.24	.13	.05	.01	.06F
Net realized and unre
alized gain (loss)	10.14	9.94	4.01	4.10	(1.28)	(3.62)
Total from investment
operations	10.44	10.18	4.14	4.15	(1.27)	(3.56)
Distributions from net
investment income	(.21)	(.10)	(.05)	(.01)	(.05)	—
Distributions from net
realized gain	(.55)	—	—	—	—	(.08)
Total distributions	(.76)	(.10)	(.05)	(.01)	(.05)	(.08)
Redemption fees added to
paid in capitalE	.02	.05	.01	—	—	—
Net asset value, end of
period	$36.18	$26.48	$16.35	$12.25	$8.11	$9.43
Total ReturnB,C,D	40.21%	62.86%	33.98%	51.23%	(13.60)%	(27.36)%
Ratios to Average Net AssetsG
Expenses before
reductions	2.45%A	2.69%	3.83%	6.85%	6.88%	5.82%
Expenses net of fee
waivers, if any	2.25%A	2.32%	2.77%	2.77%	2.90%	2.86%
Expenses net of all
reductions	2.21%A	2.26%	2.73%	2.77%	2.87%	2.79%
Net investment income
(loss)	1.87%A	1.12%	.88%	.47%	.11%	.47%
Supplemental Data
Net assets, end of
period (000 omitted)	$26,724	$9,252	$2,167	$1,114	$686	$759
Portfolio turnover rate .	28%A	42%	71%	67%	132%	111%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Investment income per share reflects a special dividend which amounted to $.06 per share.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 18

Financial Highlights Institutional Class
Six months ended
	April 30, 2006		Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning
of period	$27.64	$16.97	$12.64	$8.35	$9.69	$13.32
Income from Investment
Operations
Net investment income
(loss)D	.48	.46	.28	.14	.11	.17E
Net realized and unre
alized gain (loss)	10.57	10.33	4.15	4.24	(1.30)	(3.72)
Total from investment
operations	11.05	10.79	4.43	4.38	(1.19)	(3.55)
Distributions from net
investment income	(.38)	(.17)	(.11)	(.09)	(.15)	—
Distributions from net
realized gain	(.55)	—	—	—	—	(.08)
Total distributions	(.93)	(.17)	(.11)	(.09)	(.15)	(.08)
Redemption fees added to
paid in capitalD	.02	.05	.01	—	—	—
Net asset value, end of
period	$37.78	$27.64	$16.97	$12.64	$8.35	$9.69
Total ReturnB,C	40.88%	64.36%	35.36%	52.99%	(12.65)%	(26.77)%
Ratios to Average Net AssetsF
Expenses before
reductions	1.33%A	1.59%	2.14%	5.40%	5.49%	4.54%
Expenses net of fee
waivers, if any	1.25%A	1.36%	1.77%	1.77%	1.90%	1.86%
Expenses net of all
reductions	1.21%A	1.30%	1.73%	1.77%	1.87%	1.80%
Net investment income
(loss)	2.87%A	2.08%	1.88%	1.47%	1.11%	1.46%
Supplemental Data
Net assets, end of
period (000 omitted)	$8,215	$4,810	$3,440	$210	$285	$344
Portfolio turnover rate .	28%A	42%	71%	67%	132%	111%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Investment income per share reflects a special dividend which amounted to $.06 per share.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Latin America Fund (the fund) is a non diversified fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund’s investments in emerging markets can be subject to social economic, regulatory, and political uncertainties and can be extremely volatile.

The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require manage ment to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open end mutual funds, are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Semiannual Report 20

1. Significant Accounting Policies	continued
Security Valuation continued

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securi ties markets, reviewing developments in foreign markets and evaluating the perfor mance of ADRs, futures contracts and exchange traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are trans lated into U.S. dollars at the exchange rate at period end. Purchases and sales of invest ment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transac tion date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

21 Semiannual Report

Notes to Financial Statements (Unaudited) continued
1. Significant Accounting Policies continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distribu tions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$36,942,401
Unrealized depreciation	$(520,008)
Net unrealized appreciation (depreciation)	$36,422,393
Cost for federal income tax purposes	$96,010,449

Short Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by

Semiannual Report 22

2. Operating Policies continued

Repurchase Agreements continued

government or non government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (includ ing accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities, aggregated $65,069,747 and $10,993,158, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .72% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the

23 Semiannual Report

Notes to Financial Statements (Unaudited) continued

4. Fees and Other Transactions with Affiliates continued
Distribution and Service Plan continued

Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.25%	$36,889	$969
Class T	.25%	.25%	40,272	456
Class B	.75%	.25%	62,761	47,343
Class C	.75%	.25%	84,835	57,266
			$224,757	$106,034

Sales Load. FDC receives a front end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermedi aries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained
by FDC
Class A	$138,862
Class T	15,131
Class B*	16,371
Class C*	4,345
$174,709

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servic ing agent for each class of the fund. FIIOC receives account fees and asset based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report 24

4. Fees and Other Transactions with Affiliates continued
Transfer Agent Fees continued

shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

		% of
		Average
	Amount	Net Assets
Class A	$50,284	.34*
Class T	27,992	.35*
Class B	21,680	.35*
Class C	25,563	.30*
Institutional Class	5,542	.17*

	$131,061
* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Invest ments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $9 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $68 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

25 Semiannual Report

Notes to Financial Statements (Unaudited) continued
6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Net income from lending portfolio securities during the period amounted to $24,960.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense	Reimbursement
	Limitations	from adviser
Class A	1.50%	$33,870
Class T	1.75%	19,022
Class B	2.25%	15,786
Class C	2.25%	16,610
Institutional Class	1.25%	2,430

		$87,718

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $16,305 for the period.

Semiannual Report 26

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the perfor mance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum expo sure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is consid ered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended	Year ended
	April 30,	October 31,
	2006	2005
From net investment income
Class A	$219,333	$24,366
Class T	104,207	23,671
Class B	62,838	21,602
Class C	83,036	13,964
Institutional Class	69,096	34,935
Total	$538,510	$118,538
From net realized gain
Class A	$344,480	$—
Class T	205,956	—
Class B	198,922	—
Class C	210,959	—
Institutional Class	101,292	—
Total	$1,061,609	$—

27 Semiannual Report

Notes to Financial Statements (Unaudited) continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares			Dollars
	Six months ended	Year ended	Six months ended	Year ended
	April 30,	October 31,	April 30,	October 31,
	2006	2005	2006	2005
Class A
Shares sold	999,069	510,169	$32,899,303	$11,788,852
Reinvestment of
distributions	17,187	1,263	510,999	23,193
Shares redeemed	(194,580)	(122,643)	(6,378,686)	(2,635,879)
Net increase (decrease) .	821,676	388,789	$27,031,616	$9,176,166
Class T
Shares sold	464,974	375,209	$15,414,207	$8,423,891
Reinvestment of
distributions	10,076	1,255	298,075	22,942
Shares redeemed	(118,249)	(193,005)	(3,810,940)	(4,421,751)
Net increase (decrease) .	356,801	183,459	$11,901,342	$4,025,082
Class B
Shares sold	208,800	197,277	$6,746,351	$4,199,916
Reinvestment of
distributions	8,385	1,091	244,642	19,707
Shares redeemed	(95,656)	(55,807)	(3,049,980)	(1,185,949)
Net increase (decrease) .	121,529	142,561	$3,941,013	$3,033,674
Class C
Shares sold	465,060	307,309	$15,068,884	$6,947,916
Reinvestment of
distributions	8,709	709	253,144	12,755
Shares redeemed	(84,453)	(91,202)	(2,690,593)	(1,969,800)
Net increase (decrease) .	389,316	216,816	$12,631,435	$4,990,871
Institutional Class
Shares sold	82,759	58,199	$2,788,261	$1,308,916
Reinvestment of
distributions	3,624	1,584	109,601	29,523
Shares redeemed	(42,935)	(88,472)	(1,446,133)	(2,332,338)
Net increase (decrease) .	43,448	(28,689)	$1,451,729	$(993,899)

Semiannual Report 28

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Latin America Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such man agement; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessi tate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have

29 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

Semiannual Report 30

31 Semiannual Report

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33 Semiannual Report

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35 Semiannual Report

Semiannual Report 36

37 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
Fidelity International
Investment Advisors
Fidelity Investments Japan Limited
Fidelity International Investment
Advisors (U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA
Custodian
State Street Bank and Trust Company
Quincy, MA

ALAF USAN-0606 1.784896.103

Fidelity® Advisor Latin America Fund - Institutional Class

Semiannual Report April 30, 2006

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	6	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	7	A complete list of the fund’s investments
		with their market values.
Financial Statements	11	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	.20	Notes to the financial statements.
Board Approval of	29
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended
June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commis sion’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc.
and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general informa tion of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio hold ings, view the most recent quarterly holdings report, semiannual report, or annual report on
Fidelity’s web site at http://www.advisor.fidelity.com.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

2

Chairman’s Message

(photograph of Edward C. Johnson 3d)
Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, how ever, a number of time tested, funda mental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets’ inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets’ best days can significantly diminish investor returns. Patience also affords the benefits of compounding of earn ing interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn’t elimi nate risk, it can considerably lessen the effect of short term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversifica tion should be taken into account. Stud ies indicate that asset allocation is the single most important determinant of a portfolio’s long term success. The right mix of stocks, bonds and cash aligned to your particular risk tolerance and investment objective is very important. Age appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities which histori cally have been the best performing asset class over time is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more stable fixed invest ments (bonds or savings plans).

A third investment principle invest ing regularly can help lower the average cost of your purchases. Invest ing a certain amount of money each month or quarter helps ensure you won’t pay for all your shares at market highs. This strategy known as dollar cost averaging also reduces unconstruc tive “emotion” from investing, helping shareholders avoid selling weak per formers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d
Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2005 to April 30, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semiannual Report

4

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	November 1, 2005
	November 1, 2005	April 30, 2006	to April 30, 2006
Class A
Actual	$1,000.00	$1,408.10	$8.96
HypotheticalA	$1,000.00	$1,017.36	$7.50
Class T
Actual	$1,000.00	$1,405.60	$10.44
HypotheticalA	$1,000.00	$1,016.12	$8.75
Class B
Actual	$1,000.00	$1,402.00	$13.40
HypotheticalA	$1,000.00	$1,013.64	$11.23
Class C
Actual	$1,000.00	$1,402.10	$13.40
HypotheticalA	$1,000.00	$1,013.64	$11.23
Institutional Class
Actual	$1,000.00	$1,408.80	$7.47
HypotheticalA	$1,000.00	$1,018.60	$6.26

A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one year period).

Annualized
Expense Ratio
Class A	1.50%
Class T	1.75%
Class B	2.25%
Class C	2.25%
Institutional Class	1.25%

5 Semiannual Report

Investment Changes

Top Five Stocks as of April 30, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
America Movil SA de CV Series L sponsored
ADR (Mexico, Wireless Telecommunication
Services)	9.1	8.9
Petroleo Brasileiro SA Petrobras (PN) (non vtg.)
(Brazil, Oil, Gas & Consumable Fuels)	5.9	5.8
Cemex SA de CV sponsored ADR (Mexico,
Construction Materials)	5.3	5.5
Petroleo Brasileiro SA Petrobras sponsored ADR
(Brazil, Oil, Gas & Consumable Fuels)	4.2	4.3
Uniao de Bancos Brasileiros SA (Unibanco) GDR
(Brazil, Commercial Banks)	3.8	3.5
	28.3
Top Five Market Sectors as of April 30, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Materials	31.6	28.8
Telecommunication Services	14.6	16.5
Financials	14.2	13.8
Energy	10.2	10.7
Consumer Staples	8.4	9.3
Top Five Countries as of April 30, 2006
(excluding cash equivalents)	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Brazil	54.1	52.1
Mexico	32.0	33.6
Chile	5.7	4.2
Canada	2.4	1.6
United States of America	0.8	2.3
Percentages are adjusted for the effect of open futures contracts, if applicable.

Semiannual Report 6

Investments April 30, 2006 (Unaudited)
Showing Percentage of Net Assets

Common Stocks 96.4%
	Shares	Value (Note 1)

Argentina – 0.1%
Banco Macro Bansud SA sponsored ADR	5,100	$118,167
Brazil – 54.1%
AES Tiete SA (PN) (non-vtg.)	14,100,000	396,921
Aracruz Celulose SA (PN B) sponsored ADR (non-vtg.)	27,504	1,514,920
Arcelor Brasil SA	38,046	700,032
Banco Bradesco SA:
(PN)	57,428	2,192,831
(PN) sponsored ADR (non-vtg.) (d)	103,500	3,940,245
Banco Itau Holding Financeira SA:
(PN) (non-vtg.)	108,290	3,473,375
sponsored ADR (non-vtg.)	63,300	2,012,940
Banco Nossa Caixa SA	31,300	706,387
Companhia de Bebidas das Americas (AmBev):
(PN) sponsored ADR	34,400	1,592,720
sponsored ADR	2,460	100,737
Companhia de Concessoes Rodoviarias	36,700	321,103
Companhia de Saneamento de Minas Minas Gerais	34,000	342,118
Companhia Energetica de Minas Gerais (CEMIG) (PN)
sponsored ADR (non-vtg.)	8,300	393,337
Companhia Siderurgica Nacional SA (CSN) sponsored
ADR (d)	102,000	3,591,420
Companhia Vale do Rio Doce:
(PN A)	8,300	370,259
(PN A) sponsored ADR (non-vtg.)	81,400	3,620,672
sponsored ADR	79,500	4,095,840
Confab Industrial SA (PN) (non-vtg.)	168,097	370,506
Cosan SA Industria E Comercio	8,100	636,512
CSU Cardsystem SA sponsored ADR (a)(e)	2,667	68,142
Diagnosticos Da America SA (a)	29,000	740,632
Duratex SA (PN)	29,200	625,414
Embraer – Empresa Brasileira de Aeronautica SA sponsored
ADR	29,100	1,129,953
Embratel Participacoes SA sponsored ADR (d)	98,300	1,304,441
Energias do Brasil SA	24,000	350,743
Gafisa SA (a)	34,100	351,457
Gerdau SA	9,400	124,943
Gerdau SA sponsored ADR	88,952	1,538,870
Klabin Industria de Papel e Celulose (PN) (non-vtg.)	189,900	479,527
Localiza Rent a Car SA	4,900	103,306
Lojas Renner SA	16,500	944,777
Natura Cosmeticos SA	29,900	380,233
Perdigao SA (ON)	32,900	325,532

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)

Brazil – continued
Petroleo Brasileiro SA Petrobras:
(ON)	7,500	$183,313
(PN) (non-vtg.)	120,600	2,677,239
(PN) sponsored ADR (non-vtg.)	54,100	4,808,949
sponsored ADR	54,200	5,356,586
Submarino SA	37,000	1,001,677
TAM SA:
(PN) (ltd. vtg.)	69,000	1,782,032
(PN) sponsored ADR (ltd. vtg.)	10,800	271,620
Tele Norte Leste Participacoes SA	8,500	346,191
Tele Norte Leste Participacoes SA sponsored ADR (non-vtg.)	57,068	1,037,496
Totvs SA	25,800	500,671
Tractebel Energia SA	66,100	544,763
Uniao de Bancos Brasileiros SA (Unibanco):
unit	7,400	117,365
GDR	60,600	4,808,610
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A)
(non-vtg.)	104,500	3,965,692
Votorantim Celulose e Papel SA:
(PN) (non-vtg.)	3,180	51,288
sponsored ADR (non-vtg.)	139,450	2,243,751
TOTAL BRAZIL		68,538,088

Canada 2.4%
Gerdau AmeriSteel Corp.	189,500	1,996,699
Glamis Gold Ltd. (a)	14,800	579,424
Meridian Gold, Inc. (a)	14,400	468,708
TOTAL CANADA		3,044,831

Cayman Islands – 0.4%
Apex Silver Mines Ltd. (a)	25,091	534,438
Chile – 5.7%
Compania Acero del Pacifico SA	138,762	1,962,482
Compania de Telecomunicaciones de Chile SA sponsored ADR	42,200	370,516
Compania Sudamericana de Vapores	201,269	274,093
Empresa Nacional de Electricidad SA sponsored ADR	30,400	922,032
Enersis SA sponsored ADR	58,425	713,369
Inversiones Aguas Metropolitanas SA ADR (a)(e)	44,900	1,091,070
Lan Airlines SA sponsored ADR	46,400	1,763,200
Vina Concha y Toro SA sponsored ADR	5,485	148,918
TOTAL CHILE		7,245,680

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 8

Common Stocks continued
	Shares	Value (Note 1)

Mexico – 32.0%
Alfa SA de CV Series A	61,700	$310,403
Alsea SA de CV	91,200	387,357
America Movil SA de CV Series L sponsored ADR	313,300	11,563,904
AXTEL SA de CV unit	80,001	180,017
Cemex SA de CV sponsored ADR	99,644	6,727,963
Consorcio ARA SA de CV	51,200	270,812
Corporacion Geo SA de CV Series B (a)	271,700	1,018,714
Fomento Economico Mexicano SA de CV sponsored ADR	35,821	3,327,054
Gruma SA de CV Series B	144,900	454,116
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	30,200	1,005,056
Grupo Mexico SA de CV Series B	774,398	2,713,184
Grupo Modelo SA de CV Series C	107,200	408,621
Grupo Televisa SA de CV	54,000	229,552
Grupo Televisa SA de CV (CPO) sponsored ADR	136,856	2,901,347
Industrias Penoles SA de CV	108,600	980,621
Sare Holding SA de CV Series B (a)	287,200	338,180
Telefonos de Mexico SA de CV Series L sponsored ADR	169,702	3,731,747
Urbi, Desarrollos Urbanos, SA de CV (a)	90,400	739,490
Wal-Mart de Mexico SA de CV Series V	1,122,790	3,201,231
TOTAL MEXICO		40,489,369

Peru 0.5%
Compania de Minas Buenaventura SA sponsored ADR	20,800	632,112
Spain – 0.4%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	22,000	485,320
United States of America – 0.8%
Southern Copper Corp. (d)	10,300	1,020,215
TOTAL COMMON STOCKS
(Cost $85,525,467)		122,108,220

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments (Unaudited) continued

Money Market Funds 8.2%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 4.8% (b)	5,043,397	$5,043,397
Fidelity Securities Lending Cash Central Fund, 4.83% (b)(c)	5,281,225	5,281,225
TOTAL MONEY MARKET FUNDS
(Cost $10,324,622)		10,324,622
TOTAL INVESTMENT PORTFOLIO 104.6%
(Cost $95,850,089)		132,432,842

NET OTHER ASSETS – (4.6)%		(5,826,483)
NET ASSETS 100%		$126,606,359

Legend
(a) Non-income producing
(b) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

(c) Investment made with cash collateral
received from securities on loan.
(d) Security or a portion of the security is on
loan at period end.
(e) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $1,159,212 or
0.9% of net assets.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$71,691
Fidelity Securities Lending Cash Central Fund	24,960
Total	$96,651

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 10

Financial Statements

Statement of Assets and Liabilities
	April 30, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities
loaned of $5,283,246) See accompanying
schedule:
Unaffiliated issuers (cost $85,525,467)	$122,108,220
Affiliated Central Funds (cost $10,324,622)	10,324,622
Total Investments (cost $95,850,089)		$132,432,842
Cash		241,735
Receivable for investments sold		624,831
Receivable for fund shares sold		1,360,461
Dividends receivable		527,569
Interest receivable		21,857
Prepaid expenses		88
Receivable from investment adviser for expense
reductions		16,779
Other affiliated receivables		172
Other receivables		13,216
Total assets		135,239,550

Liabilities
Payable for investments purchased	$3,029,169
Payable for fund shares redeemed	119,510
Accrued management fee	69,963
Distribution fees payable	52,857
Other affiliated payables	32,556
Other payables and accrued expenses	47,911
Collateral on securities loaned, at value	5,281,225
Total liabilities		8,633,191

Net Assets		$126,606,359
Net Assets consist of:
Paid in capital		$88,451,728
Undistributed net investment income		749,302
Accumulated undistributed net realized gain (loss) on
investments and foreign currency transactions		818,984
Net unrealized appreciation (depreciation) on
investments and assets and liabilities in foreign
currencies		36,586,345
Net Assets		$126,606,359

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Financial Statements continued

Statement of Assets and Liabilities continued
April 30, 2006 (Unaudited)
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share
($49,286,029 ÷ 1,327,344 shares)	$37.13
Maximum offering price per share (100/94.25 of $37.13)	$39.40
Class T:
Net Asset Value and redemption price per share
($25,660,151 ÷ 695,656 shares)	$36.89
Maximum offering price per share (100/96.50 of $36.89)	$38.23
Class B:
Net Asset Value and offering price per share
($16,721,451 ÷ 460,574 shares)A	$36.31
Class C:
Net Asset Value and offering price per share
($26,723,533 ÷ 738,653 shares)A	$36.18
Institutional Class:
Net Asset Value, offering price and redemption price per
share ($8,215,195 ÷ 217,452 shares)	$37.78
A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 12

Statement of Operations
	Six months ended April 30, 2006 (Unaudited)

Investment Income
Dividends		$1,660,956
Interest		121
Income from affiliated Central Funds		96,651
		1,757,728
Less foreign taxes withheld		(97,214)
Total income		1,660,514

Expenses
Management fee	$292,280
Transfer agent fees	131,061
Distribution fees	224,757
Accounting and security lending fees	25,182
Independent trustees’ compensation	137
Custodian fees and expenses	60,013
Registration fees	59,203
Audit	24,038
Legal	175
Miscellaneous	3,631
Total expenses before reductions	820,477
Expense reductions	(104,023)	716,454

Net investment income (loss)		944,060
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	948,417
Foreign currency transactions	(29,528)
Total net realized gain (loss)		918,889
Change in net unrealized appreciation (depreciation) on:
Investment securities	23,390,764
Assets and liabilities in foreign currencies	2,508
Total change in net unrealized appreciation
(depreciation)		23,393,272
Net gain (loss)		24,312,161
Net increase (decrease) in net assets resulting from
operations		$25,256,221

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Financial Statements continued

Statement of Changes in Net Assets
	Six months ended	Year ended
	April 30, 2006	October 31,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$944,060	$412,836
Net realized gain (loss)	918,889	1,459,060
Change in net unrealized appreciation (depreciation) .	23,393,272	10,529,164
Net increase (decrease) in net assets resulting
from operations	25,256,221	12,401,060
Distributions to shareholders from net investment income .	(538,510)	(118,538)
Distributions to shareholders from net realized gain	(1,061,609)	—
Total distributions	(1,600,119)	(118,538)
Share transactions - net increase (decrease)	56,957,136	20,231,894
Redemption fees	53,180	57,593
Total increase (decrease) in net assets	80,666,418	32,572,009

Net Assets
Beginning of period	45,939,941	13,367,932
End of period (including undistributed net investment
income of $749,302 and undistributed net invest-
ment income of $389,525, respectively)	$126,606,359	$45,939,941

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 14

Financial Highlights Class A
Six months ended
	April 30, 2006		Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning
of period	$27.16	$16.72	$12.49	$8.29	$9.62	$13.26
Income from Investment
Operations
Net investment income
(loss)E	.43	.42	.24	.12	.09	.14F
Net realized and unre
alized gain (loss)	10.41	10.14	4.09	4.17	(1.30)	(3.70)
Total from investment
operations	10.84	10.56	4.33	4.29	(1.21)	(3.56)
Distributions from net
investment income	(.34)	(.17)	(.11)	(.09)	(.12)	—
Distributions from net
realized gain	(.55)	—	—	—	—	(.08)
Total distributions	(.89)	(.17)	(.11)	(.09)	(.12)	(.08)
Redemption fees added to
paid in capitalE	.02	.05	.01	—	—	—
Net asset value, end of
period	$37.13	$27.16	$16.72	$12.49	$8.29	$9.62
Total ReturnB,C,D	40.81%	63.94%	34.98%	52.29%	(12.87)%	(26.97)%
Ratios to Average Net AssetsG
Expenses before
reductions	1.73%A	1.93%	3.07%	5.92%	5.99%	4.96%
Expenses net of fee
waivers, if any	1.50%A	1.56%	2.02%	2.02%	2.15%	2.11%
Expenses net of all
reductions	1.46%A	1.50%	1.98%	2.02%	2.12%	2.05%
Net investment income
(loss)	2.62%A	1.88%	1.63%	1.22%	.86%	1.22%
Supplemental Data
Net assets, end of
period (000 omitted)	$49,286	$13,736	$1,954	$918	$428	$546
Portfolio turnover rate .	28%A	42%	71%	67%	132%	111%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Investment income per share reflects a special dividend which amounted to $.06 per share.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Financial Highlights Class T
Six months ended
	April 30, 2006		Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning
of period	$26.98	$16.63	$12.44	$8.24	$9.57	$13.21
Income from Investment
Operations
Net investment income
(loss)E	.39	.36	.20	.10	.06	.11F
Net realized and unre
alized gain (loss)	10.33	10.09	4.07	4.16	(1.30)	(3.67)
Total from investment
operations	10.72	10.45	4.27	4.26	(1.24)	(3.56)
Distributions from net
investment income	(.28)	(.15)	(.09)	(.06)	(.09)	—
Distributions from net
realized gain	(.55)	—	—	—	—	(.08)
Total distributions	(.83)	(.15)	(.09)	(.06)	(.09)	(.08)
Redemption fees added to
paid in capitalE	.02	.05	.01	—	—	—
Net asset value, end of
period	$36.89	$26.98	$16.63	$12.44	$8.24	$9.57
Total ReturnB,C,D	40.56%	63.57%	34.59%	52.06%	(13.18)%	(27.07)%
Ratios to Average Net AssetsG
Expenses before
reductions	1.99%A	2.26%	3.47%	6.58%	6.65%	5.48%
Expenses net of fee
waivers, if any	1.75%A	1.82%	2.27%	2.27%	2.40%	2.36%
Expenses net of all
reductions	1.71%A	1.77%	2.23%	2.27%	2.37%	2.30%
Net investment income
(loss)	2.37%A	1.61%	1.38%	.97%	.61%	.97%
Supplemental Data
Net assets, end of
period (000 omitted)	$25,660	$9,144	$2,585	$1,315	$836	$1,124
Portfolio turnover rate .	28%A	42%	71%	67%	132%	111%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Investment income per share reflects a special dividend which amounted to $.06 per share.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 16

Financial Highlights Class B
Six months ended
	April 30, 2006		Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning
of period	$26.54	$16.40	$12.29	$8.13	$9.44	$13.08
Income from Investment
Operations
Net investment income
(loss)E	.30	.24	.13	.05	.01	.05F
Net realized and unre
alized gain (loss)	10.17	9.95	4.02	4.12	(1.28)	(3.61)
Total from investment
operations	10.47	10.19	4.15	4.17	(1.27)	(3.56)
Distributions from net
investment income	(.17)	(.10)	(.05)	(.01)	(.04)	—
Distributions from net
realized gain	(.55)	—	—	—	—	(.08)
Total distributions	(.72)	(.10)	(.05)	(.01)	(.04)	(.08)
Redemption fees added to
paid in capitalE	.02	.05	.01	—	—	—
Net asset value, end of
period	$36.31	$26.54	$16.40	$12.29	$8.13	$9.44
Total ReturnB,C,D	40.20%	62.73%	33.95%	51.35%	(13.56)%	(27.34)%
Ratios to Average Net AssetsG
Expenses before
reductions	2.50%A	2.73%	3.67%	6.80%	6.90%	5.81%
Expenses net of fee
waivers, if any	2.25%A	2.34%	2.77%	2.77%	2.90%	2.86%
Expenses net of all
reductions	2.21%A	2.28%	2.73%	2.77%	2.87%	2.80%
Net investment income
(loss)	1.88%A	1.10%	.88%	.47%	.11%	.46%
Supplemental Data
Net assets, end of
period (000 omitted)	$16,721	$8,998	$3,222	$1,513	$814	$1,003
Portfolio turnover rate .	28%A	42%	71%	67%	132%	111%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Investment income per share reflects a special dividend which amounted to $.06 per share.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Financial Highlights Class C
Six months ended
	April 30, 2006		Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning
of period	$26.48	$16.35	$12.25	$8.11	$9.43	$13.07
Income from Investment
Operations
Net investment income
(loss)E	.30	.24	.13	.05	.01	.06F
Net realized and unre
alized gain (loss)	10.14	9.94	4.01	4.10	(1.28)	(3.62)
Total from investment
operations	10.44	10.18	4.14	4.15	(1.27)	(3.56)
Distributions from net
investment income	(.21)	(.10)	(.05)	(.01)	(.05)	—
Distributions from net
realized gain	(.55)	—	—	—	—	(.08)
Total distributions	(.76)	(.10)	(.05)	(.01)	(.05)	(.08)
Redemption fees added to
paid in capitalE	.02	.05	.01	—	—	—
Net asset value, end of
period	$36.18	$26.48	$16.35	$12.25	$8.11	$9.43
Total ReturnB,C,D	40.21%	62.86%	33.98%	51.23%	(13.60)%	(27.36)%
Ratios to Average Net AssetsG
Expenses before
reductions	2.45%A	2.69%	3.83%	6.85%	6.88%	5.82%
Expenses net of fee
waivers, if any	2.25%A	2.32%	2.77%	2.77%	2.90%	2.86%
Expenses net of all
reductions	2.21%A	2.26%	2.73%	2.77%	2.87%	2.79%
Net investment income
(loss)	1.87%A	1.12%	.88%	.47%	.11%	.47%
Supplemental Data
Net assets, end of
period (000 omitted)	$26,724	$9,252	$2,167	$1,114	$686	$759
Portfolio turnover rate .	28%A	42%	71%	67%	132%	111%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Investment income per share reflects a special dividend which amounted to $.06 per share.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 18

Financial Highlights Institutional Class
	Six months ended
	April 30, 2006		Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning
of period	$27.64	$16.97	$12.64	$8.35	$9.69	$13.32
Income from Investment
Operations
Net investment income
(loss)D	.48	.46	.28	.14	.11	.17E
Net realized and unre
alized gain (loss)	10.57	10.33	4.15	4.24	(1.30)	(3.72)
Total from investment
operations	11.05	10.79	4.43	4.38	(1.19)	(3.55)
Distributions from net
investment income	(.38)	(.17)	(.11)	(.09)	(.15)	—
Distributions from net
realized gain	(.55)	—	—	—	—	(.08)
Total distributions	(.93)	(.17)	(.11)	(.09)	(.15)	(.08)
Redemption fees added to
paid in capitalD	.02	.05	.01	—	—	—
Net asset value, end of
period	$37.78	$27.64	$16.97	$12.64	$8.35	$9.69
Total ReturnB,C	40.88%	64.36%	35.36%	52.99%	(12.65)%	(26.77)%
Ratios to Average Net AssetsF
Expenses before
reductions	1.33%A	1.59%	2.14%	5.40%	5.49%	4.54%
Expenses net of fee
waivers, if any	1.25%A	1.36%	1.77%	1.77%	1.90%	1.86%
Expenses net of all
reductions	1.21%A	1.30%	1.73%	1.77%	1.87%	1.80%
Net investment income
(loss)	2.87%A	2.08%	1.88%	1.47%	1.11%	1.46%
Supplemental Data
Net assets, end of
period (000 omitted)	$8,215	$4,810	$3,440	$210	$285	$344
Portfolio turnover rate .	28%A	42%	71%	67%	132%	111%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Investment income per share reflects a special dividend which amounted to $.06 per share.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Latin America Fund (the fund) is a non diversified fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund’s investments in emerging markets can be subject to social economic, regulatory, and political uncertainties and can be extremely volatile.

The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require manage ment to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open end mutual funds, are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Semiannual Report 20

1. Significant Accounting Policies	continued
Security Valuation continued

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securi ties markets, reviewing developments in foreign markets and evaluating the perfor mance of ADRs, futures contracts and exchange traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are trans lated into U.S. dollars at the exchange rate at period end. Purchases and sales of invest ment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transac tion date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

21 Semiannual Report

Notes to Financial Statements (Unaudited) continued
1. Significant Accounting Policies continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distribu tions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$36,942,401
Unrealized depreciation	(520,008)
Net unrealized appreciation (depreciation)	$36,422,393
Cost for federal income tax purposes	$96,010,449

Short Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by

Semiannual Report 22

2. Operating Policies continued

Repurchase Agreements continued

government or non government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (includ ing accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities, aggregated $65,069,747 and $10,993,158, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .72% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the

23 Semiannual Report

Notes to Financial Statements (Unaudited) continued

4. Fees and Other Transactions with Affiliates continued
Distribution and Service Plan continued

Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.25%	$36,889	$969
Class T	.25%	.25%	40,272	456
Class B	.75%	.25%	62,761	47,343
Class C	.75%	.25%	84,835	57,266
			$224,757	$106,034

Sales Load. FDC receives a front end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermedi aries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained
by FDC
Class A	$138,862
Class T	15,131
Class B*	16,371
Class C*	4,345
$174,709

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servic ing agent for each class of the fund. FIIOC receives account fees and asset based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report 24

4. Fees and Other Transactions with Affiliates continued
Transfer Agent Fees continued

shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

		% of
		Average
	Amount	Net Assets
Class A	$50,284	.34*
Class T	27,992	.35*
Class B	21,680	.35*
Class C	25,563	.30*
Institutional Class	5,542	.17*

	$131,061
* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Invest ments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $9 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $68 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

25 Semiannual Report

Notes to Financial Statements (Unaudited) continued
6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Net income from lending portfolio securities during the period amounted to $24,960.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense	Reimbursement
	Limitations	from adviser
Class A	1.50%	$33,870
Class T	1.75%	19,022
Class B	2.25%	15,786
Class C	2.25%	16,610
Institutional Class	1.25%	2,430

		$87,718

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $16,305 for the period.

Semiannual Report 26

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the perfor mance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum expo sure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is consid ered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended	Year ended
	April 30,	October 31,
	2006	2005
From net investment income
Class A	$219,333	$24,366
Class T	104,207	23,671
Class B	62,838	21,602
Class C	83,036	13,964
Institutional Class	69,096	34,935
Total	$538,510	$118,538
From net realized gain
Class A	$344,480	$—
Class T	205,956	—
Class B	198,922	—
Class C	210,959	—
Institutional Class	101,292	—
Total	$1,061,609	$—

27 Semiannual Report

Notes to Financial Statements (Unaudited) continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares			Dollars
	Six months ended	Year ended	Six months ended	Year ended
	April 30,	October 31,	April 30,	October 31,
	2006	2005	2006	2005
Class A
Shares sold	999,069	510,169	$32,899,303	$11,788,852
Reinvestment of
distributions	17,187	1,263	510,999	23,193
Shares redeemed	(194,580)	(122,643)	(6,378,686)	(2,635,879)
Net increase (decrease) .	821,676	388,789	$27,031,616	$9,176,166
Class T
Shares sold	464,974	375,209	$15,414,207	$8,423,891
Reinvestment of
distributions	10,076	1,255	298,075	22,942
Shares redeemed	(118,249)	(193,005)	(3,810,940)	(4,421,751)
Net increase (decrease) .	356,801	183,459	$11,901,342	$4,025,082
Class B
Shares sold	208,800	197,277	$6,746,351	$4,199,916
Reinvestment of
distributions	8,385	1,091	244,642	19,707
Shares redeemed	(95,656)	(55,807)	(3,049,980)	(1,185,949)
Net increase (decrease) .	121,529	142,561	$3,941,013	$3,033,674
Class C
Shares sold	465,060	307,309	$15,068,884	$6,947,916
Reinvestment of
distributions	8,709	709	253,144	12,755
Shares redeemed	(84,453)	(91,202)	(2,690,593)	(1,969,800)
Net increase (decrease) .	389,316	216,816	$12,631,435	$4,990,871
Institutional Class
Shares sold	82,759	58,199	$2,788,261	$1,308,916
Reinvestment of
distributions	3,624	1,584	109,601	29,523
Shares redeemed	(42,935)	(88,472)	(1,446,133)	(2,332,338)
Net increase (decrease) .	43,448	(28,689)	$1,451,729	$ $(993,899)

Semiannual Report 28

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Latin America Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such man agement; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessi tate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have

29 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

Semiannual Report 30

31 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
Fidelity International
Investment Advisors
Fidelity Investments Japan Limited
Fidelity International Investment
Advisors (U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA
Custodian
State Street Bank and Trust Company
Quincy, MA

ALAFI-USAN-0606 1.784897.103

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series VIII: Fidelity Advisor Latin America Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VIII: Fidelity Advisor Latin America Fund's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 14, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 14, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	June 14, 2006